Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,624,098.23

Principal:
Principal Collections	$15,300,382.28
Prepayments in Full	$9,899,018.50
Liquidation Proceeds	$264,698.27
Recoveries	$66,715.25
Sub Total	$25,530,814.30
Collections	$27,154,912.53

Purchase Amounts:
Purchase Amounts Related to Principal	$638,194.14
Purchase Amounts Related to Interest	$3,053.70
Sub Total	$641,247.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,796,160.37

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,796,160.37
Servicing Fee	$371,732.56	$371,732.56	$0.00	$0.00	$27,424,427.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,424,427.81
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,424,427.81
Interest - Class A-3 Notes	$112,607.96	$112,607.96	$0.00	$0.00	$27,311,819.85
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$27,161,208.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,161,208.18
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$27,087,010.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,087,010.85
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$27,023,870.85
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,023,870.85
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$26,946,524.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,946,524.35
Regular Principal Payment	$25,302,580.02	$25,302,580.02	$0.00	$0.00	$1,643,944.33
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,643,944.33
Residuel Released to Depositor	$0.00	$1,643,944.33	$0.00	$0.00	$0.00
Total		$27,796,160.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,302,580.02
Total					$25,302,580.02
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,302,580.02	$46.19	$112,607.96	$0.21	$25,415,187.98	$46.40
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$25,302,580.02	$15.71	$477,903.46	$0.30	$25,780,483.48	$16.01

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$160,868,508.67	0.2936628	$135,565,928.65	0.2474734
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$428,528,508.67	0.2661073	$403,225,928.65	0.2503949

Pool Information
Weighted Average APR	4.295%	4.290%
Weighted Average Remaining Term	32.68	31.84
Number of Receivables Outstanding	32,525	31,588
Pool Balance	$446,079,073.49	$419,684,025.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$428,528,508.67	$403,225,928.65
Pool Factor	0.2708390	0.2548131

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$16,458,096.43
Targeted Overcollateralization Amount	$16,458,096.43
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$16,458,096.43

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	31

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		97	$292,755.22
(Recoveries)		146	$66,715.25
Net Losses for Current Collection Period			$226,039.97
Cumulative Net Losses Last Collection Period			$8,718,099.22
Cumulative Net Losses for all Collection Periods			$8,944,139.19

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.61%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.14%	565	$8,981,348.54
61-90 Days Delinquent	0.21%	50	$863,899.20
91-120 Days Delinquent	0.12%	25	$500,211.83
Over 120 Days Delinquent	0.25%	55	$1,039,739.24
Total Delinquent Receivables	2.71%	695	$11,385,198.81

Repossession Inventory:
Repossessed in the Current Collection Period		20	$355,136.11
Total Repossessed Inventory		31	$561,378.89

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2959%
Preceding Collection Period			0.6798%
Current Collection Period			0.6266%
Three Month Average			0.5341%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3923%
Preceding Collection Period			0.4673%
Current Collection Period			0.4115%
Three Month Average			0.4237%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer